Expense Example {- Fidelity Advisor® Diversified Stock Fund} - 09.30 Fidelity Advisor Diversified Stock Fund-AMCIZ PRO-14 - Fidelity Advisor® Diversified Stock Fund	Nov. 29, 2021 USD ($)
Fidelity Advisor Diversified Stock Fund-Destiny Class A
Expense Example:
1 year	$ 652
3 years	816
5 years	994
10 years	1,508
Fidelity Advisor Diversified Stock Fund-Class M
Expense Example:
1 year	461
3 years	697
5 years	950
10 years	1,677
Fidelity Advisor Diversified Stock Fund-Class C
Expense Example:
1 year	273
3 years	536
5 years	923
10 years	1,769
Fidelity Advisor Diversified Stock Fund-Class I
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
Fidelity Advisor Diversified Stock Fund-Class Z
Expense Example:
1 year	49
3 years	154
5 years	269
10 years	$ 604